Consolidated Statements of Changes in Equity - EUR (€)	Total	Share capital	Capital reserve	Share based compensation reserve	Founder preferred shares dividend reserve	Translation reserve	Cash flow hedging reserve	Accumulated deficit reserve	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Founder Preferred shares Founder preferred shares dividend reserve
Equity	€ 1,888,100,000									€ 0
Equity, beginning balance at Dec. 31, 2015		€ 0	€ 1,762,400,000	€ 100,000	€ 531,500,000	€ 84,500,000	€ 1,100,000	€ (491,500,000)	€ 1,888,100,000
Profit (loss)	36,400,000							36,400,000	36,400,000	0
Other comprehensive (loss)/income for the year	(23,100,000)					(500,000)	7,300,000	(29,900,000)	(23,100,000)
Comprehensive income	13,300,000					(500,000)	7,300,000	6,500,000	13,300,000	0
Founder Preferred Shares Annual Dividend Amount			38,100,000	0	(38,100,000)				0
Vesting of Non-Executive Restricted Stock award	(300,000)		0	(300,000)					(300,000)
Issue of shares	200,000		200,000						200,000
Share based payment charge	1,200,000			1,200,000					1,200,000
Total transaction with owners, recognized directly in equity	1,100,000		38,300,000	900,000	(38,100,000)				1,100,000
Equity, ending balance at Dec. 31, 2016		0	1,800,700,000	1,000,000	493,400,000	84,000,000	8,400,000	(485,000,000)	1,902,500,000
Equity	1,902,500,000									0.0
Profit (loss)	136,500,000							136,500,000	136,500,000	0
Other comprehensive (loss)/income for the year	(11,300,000)					(800,000)	(11,400,000)	900,000	(11,300,000)
Comprehensive income	125,200,000					(800,000)	(11,400,000)	137,400,000	125,200,000	0
Repurchase of ordinary shares	(177,100,000)		(177,100,000)						(177,100,000)
Listing and share transaction costs	(500,000)		(500,000)						(500,000)
Vesting of Non-Executive Restricted Stock award	(100,000)		600,000	(700,000)					(100,000)
Share based payment charge	2,600,000			2,600,000					2,600,000
Total transaction with owners, recognized directly in equity	(175,100,000)		(177,000,000)	1,900,000					(175,100,000)
Equity, ending balance at Dec. 31, 2017	1,852,600,000	0	1,623,700,000	2,900,000	493,400,000	83,200,000	(3,000,000)	(347,600,000)	1,852,600,000
Equity	1,852,600,000									0.0	€ 493,400,000
Equity attributable to owners of the parent (restated)		0	1,623,700,000	2,900,000	493,400,000	83,200,000	(3,000,000)	(329,500,000)	1,870,700,000
Equity (restated)	1,870,700,000									0.0
Fair value gain (loss) that would have been recognised in profit or loss or other comprehensive income if financial liabilities had not been reclassified as measured at amortised cost, initial application of IFRS 9	18,100,000							18,100,000	18,100,000
Profit (loss)	170,500,000							171,200,000	171,200,000	(700,000)
Other comprehensive (loss)/income for the year	7,500,000					5,600,000	11,500,000	(9,600,000)	7,500,000
Comprehensive income	178,000,000					5,600,000	11,500,000	161,600,000	178,700,000	(700,000)
Founder Preferred Shares Annual Dividend Amount			120,800,000		(120,800,000)				0		(120,800,000)
Vesting of Non-Executive Restricted Stock award	(200,000)		600,000	(800,000)					(200,000)
Issue of shares	100,000		3,400,000	(3,300,000)					100,000
Share based payment charge	13,000,000			13,000,000					13,000,000
Reclassification of awards for settlement of tax liabilities	(2,400,000)			(2,400,000)					(2,400,000)
Non controlling interest through acquisition of subsidiary	(100,000)									(100,000)
Total transaction with owners, recognized directly in equity	10,400,000		124,800,000	6,500,000	(120,800,000)				10,500,000	(100,000)
Equity, ending balance at Dec. 31, 2018	2,059,900,000	€ 0	€ 1,748,500,000	€ 9,400,000	€ 372,600,000	€ 88,800,000	€ 8,500,000	€ (167,900,000)	€ 2,059,900,000
Equity	€ 2,059,100,000									€ (800,000)	€ 372,600,000